Wade Fund, Inc.
                  Audited Financial Statements
                         June 30, 2003

                        Wade Fund, Inc.

                             Index

                         June 30, 2003


Independent Auditor's Report.........................................Page 3

Statement of Assets and Liabilities.......................................4

Statement of Sources of Net Assets........................................4

Statement of Operations...................................................5

Statement of Unrealized Appreciation on Investments.......................5

Statement of Changes in Net Assets........................................6

Schedule of Investments ..................................................7

Notes to Financial Statements ............................................8

                              -2-
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Rhea & Ivy, P.L.C.
Certified Public Accountants & Business Advisors
Suite 250, 6000 Poplar Avenue, Memphis, TN 38119-3917
Tel. 901-761-3000, Fax 901-761-9667 , www.rheaivy.com

To the Shareholders and Board of Directors
Wade Fund, Inc.
Memphis, Tennessee

                  Independent Auditor's Report
We have audited the statements of assets and liabilities and sources of net assets of Wade Fund, Inc., including the schedule of investments as of June 30, 2003, and the related statements of operations, unrealized appreciation on investments and changes in net assets for the six months then ended, and supplementary information (Note 4) for the four years and six months then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion. Securities owned as investments at June 30, 2003, were held by the Trust Department of the First Tennessee Bank under a custodial agreement, and were verified by direct confirmation.

In our opinion, the financial statements and schedule referred to above present fairly, in all material respects, the financial position of Wade Fund, Inc., as of June 30, 2003, and the results of its operations and the changes in its net assets for the six months then ended, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the supplementary information (Note 4) for the four years and six months ended June 30, 2003, is fairly stated in all material respects in relation to the financial statements taken as a whole.


/s/ Rhea & Ivy, P.L.C.





July 14, 2003
                              -3-
Internationally Moore Stephens Rhea & Ivy, PLC
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                   Wade Fund, Inc.

         Statement of Assets and Liabilities

                   June 30, 2003

Assets

Investments at closing market quotations:
  Common stock (cost $88,367.19)                                 $370,395.00
  Money market mutual fund (cost $248,998.92)                     248,998.92
Cash on demand deposit                                              4,346.60
Dividends receivable                                                  562.50
Interest receivable                                                   230.40
Prepaid expenses                                                    7,707.11
                                                                 ------------
    Total assets                                                  632,240.53
                                                                 ------------
Liabilities

Accrued expenses                                                      579.90
State franchise taxes payable                                         208.60
                                                                 ------------
    Total liabilities                                                 788.50
                                                                 ------------
Net assets applicable to 18,549 shares of
  outstanding capital stock                                      $631,452.03
                                                                 ============
Net asset value per share of outstanding capital stock                $34.04
                                                                 ============
Offering and redemption price per share                               $34.04
                                                                 ============

          Statement of Sources of Net Assets

                  June 30, 2003

Capital
  Excess of amounts received from sale of capital
  shares over amounts paid out in redeeming shares:
         Authorized 100,000 shares, no par value,
         outstanding 18,549 shares                               $347,600.38
Accumulated net realized gain on investment
  (computed on identified cost basis)            $1,702,674.06
Accumulated distributions on net realized gain    1,696,716.31      5,957.75
Unrealized appreciation on investments           --------------   282,027.81
                                                                 ------------
    Total capital                                                 635,585.94

Deficit                                                            (4,133.91)
                                                                 ------------
Net assets applicable to 18,549 shares of
    outstanding capital stock                                    $631,452.03
                                                                 ============
See notes to financial statements.

                    Wade Fund, Inc.

                Statement of Operations

          For the Six Months Ended June 30, 2003


Income
  Dividends                                                        $3,897.00
  Interest                                                          1,766.78
                                                                -------------
                                                                    5,663.78
                                                                -------------
Expenses
  Advisory fee                                                      2,375.78
  Legal fee                                                         3,624.22
  Accounting fee                                                    2,250.00
  Custodial fee                                                     1,440.00
  Other expenses                                                      570.00
  Taxes, including federal, state and local                           570.00
                                                                -------------
                                                                   10,530.00
                                                                -------------
    Net investment loss                                           $(4,866.22)
                                                                =============
    Ratio of total expenses to total investment loss                  185.92%
                                                                =============


  Statement of Unrealized Appreciation on Investments

          For The Six Months Ended June 30, 2003

Balance at January 1, 2003                                        233,652.81
Balance at June 30, 2003                                          282,027.81
                                                                -------------
    Increase in unrealized appreciation                         $  48,375.00
                                                                =============
See notes to financial statements.

                  Wade Fund, Inc.

         Statement of Changes in Net Assets

        For the Six Months Ended June 30, 2003


Net Assets
  Net assets at January 1, 2003, including
  $732.31 in undistributed net income                           $667,117.45

Operations
  Net investment loss per statement of operations   $ (4,866.22)
  Increase in unrealized appreciation of investments  48,375.00
                                                     -----------
                                                                  43,508.78
Capital Stock Issued
  Amounts received from subscriptions to 0
         shares of capital stock                    $      -
  Less amounts pait for capital stock repurchased
     Decrease in capital stock                        79,174.20
                                                                 (79,174.20)
                                                                ------------
Net assets at June 30, 2003, including
  $4,133.91 in deficit                                           $631,452.03
                                                                 ============
See notes to financial statements.
                              -6-

                Wade Fund, Inc.
            Schedule of Investments
                June 30, 2003
                                             Number of               Market
                                              Shares     Cost         Value
                                             ---------   -----     ----------
Common Stocks - 58.66%
  Aluminum - 6.06%
    Alcoa, Inc.                                1,500   $3,458.98   $38,250.00
                                                     -----------   ----------
  Retail (Auto Parts) - 6.02%
    AutoZone, Inc. (B)                           500   14,457.50    37,985.00
                                                     -----------   ----------
  Bank and Finance - 18.55%
    J. P. Morgan Chase and Co.                 1,500    1,486.37    51,270.00
    First Tennessee National Corporation       1,500   14,237.51    65,865.00
                                                     -----------   ----------
                                                       15,723.88   117,135.00
                                                     -----------   ----------
  Insurance - 5.03%
    Safeco Corporation                           900    1,080.71    31,761.00
                                                     -----------   ----------
  Paper Products - 5.66%
    International Paper Company                1,000   24,828.25    35,730.00
                                                     -----------   ----------
  Petroleum Services - 4.52%
    Schlumberger, Ltd.                           600    9,871.50    28,542.00
                                                     -----------   ----------
  Pharmaceutical - 3.44%
    Bristol Myers Squibb                         800   11,366.61    21,720.00
                                                     -----------   ----------
  Railroads - 3.81%
    CSX Corporation                              800    6,909.18    24,072.00
                                                     -----------   ----------
  Semiconductors - 5.57%
    Texas Instruments, Inc.                    2,000      670.59    35,200.00
                                                     -----------   ----------
    Total common stock  - 58.66%                       88,367.20   370,395.00
                                                     -----------   ----------
Money Market Mutual Funds - 39.43%
  First Funds U.S. Government Portfolio   248,998.92  248,998.92   248,998.92
                                                     -----------   ----------
    Total money market funds                          248,998.92   248,998.92
                                                     -----------   ----------
    Total investments                             (A)$337,366.11   619,393.92
                                                     ===========
  Other assets less liabilities - 1.91%                             12,058.11
                                                                  -----------
    Net assets - 100%                                             $631,452.03
                                                                  ===========
(A) Represents the aggregate cost of investments for federal income tax purposes

(B)  Non-income producing

See notes to financial statements.

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Wade Fund, Inc.

Notes to Financial Statements

June 30, 2003

1. Significant Accounting Policies

Income Taxes

Since it is the policy of the Fund to qualify each year as a regulated investment company under Section 851 of the Internal Revenue Code and to distribute all, or substantially all, of its taxable income, including realized net gain on investments, it is not expected that federal income tax will ordinarily constitute a major item of expense. Therefore, no provision is made for such tax on unrealized appreciation on investments. However, on the accrual basis of accounting, provision for federal income tax and state franchise and excise tax on net income and on net realized gain on investments is made when applicable.

Equalization

The Company follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares equivalent, on a per share basis, to the amount of distributable net investment income on the date of the transaction is credited or charged to undistributed net income. As a result, undistributed investment income per share is unaffected by sales or redemptions of fund shares.

Investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price.

Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital Stock

The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, nondiversified management company with 100,000 shares of no par value common capital stock authorized.

3. Investment Advisory Fee

Advisory service fee is paid at the annual rate of three-fourths of one percent on the net value of investment assets and is paid at the end of each quarter at the rate of three-sixteenths of one percent of the net value of such assets on the last day of the quarter on which the New York Stock Exchange is open. Maury Wade, Jr., who is president and director of the Fund, received $2,375.78 for his services as investment advisor.

4. Supplementary Information

Net asset values and dividends declared per share, for the four years and six months ended June 30, 2003 are as follows:

			   Dividends Declared

				  From
	        	 Net     	 From     	Realized
	 Year Ended       	Asset 	  Net      	 Capital
	December 31, 	Value   	 	Income       Gains

	1999                                        43.62        .15        1.67
	2000                                        41.70        .47        3.22
	2001                                        38.50        .17        1.68
	2002                                        36.24          -         .65
	Six months ended June 30, 2003              34.04         -            -


(This information is not part of the accountatn's report)

Shareholders Meeting

The annual meeting of the Wade Fund, Inc., was held on Februrary 28, 2003. The following matters were voted upon at the meeting:

Election of Directors.  The following persons were elected as directors by a
---------------------
vote of 17,491 for, none against, for a period of service until the next annual meeting of stockholders or until successors of the respective directors are elected and qualified:

Maury Wade, Jr.
L. Palmer Brown, III
David L. DelBrocco
Charles Grant Wade

Independent Public Accountants.  The selection by the Board of Directors of the
------------------------------
firm of Rhea & Ivy, P.L.C. to serve as the Wade Fund, Inc.'s independent public accountants for the 2003 was ratified by a vote of 17,491 for, none against.

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

Wade Fund, Inc. -                   Financial Highlights

The financial highlight table is intended to help you understand the fund's financial performance for the past 5 years and 6 months ending June 30, 2003.  Certain information reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned
(or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by Rhea & Ivy, P.L.C., whose report, along with the Fund's financial statements, are included herein.
PER SHARE INCOME AND CAPITAL CHANGES - (For a share outstanding throughout each period)

                                                                                                             Six Months Ending
                                           1998          1999          2000         2001           2002        June 30, 2003*
                                        ------------  ------------  ------------  ------------  ------------ -----------------

   Net Asset Value, Beginning of Period     $38.88      $39.11        $43.62        $41.70        $38.50      $31.88

   Income From Investment Operations:
      Net Investment Income                   0.03        0.16          0.41          0.16         (0.21)       (.26)
      Net Realized and Unrealized
        Gains (Losses) on Securities          1.90        7.72         (0.18)        (1.59)        (5.76)       2.42
                                         ----------   ---------    -----------    ---------     ---------     --------
                                              1.93        7.88          0.23         (1.43)        (5.97)       2.16
                                         ----------   ---------    -----------    ---------     ---------     --------

   Less Distributions:
      Dividends from Net Income               0.03        0.15          0.47          0.17           -           -
      Distributions from Realized Gains
        on Securities                         1.67        3.22          1.68          1.60         0.65          -
                                         ----------   ---------    -----------    ---------     ---------     --------

   Net Asset Value, End of Period           $39.11      $43.62        $41.70        $38.50       $31.88        $34.04
                                         ==========   =========    ===========    =========     =========     ========

   Total Return                               5.16%      20.15%         0.77%        (3.44%)     (15.52%)       6.78%

.......................................................................................................................
Ratios/Supplemental Data

   Net Assets, End of Period                $729,828    $879,384      $851,331      $799,776     $667,117    $631,452

   Ratio of Expenses to Average
      Net Assets                              2.71%       2.20%         2.23%         2.22%        2.56%        3.20% (annualized)

   Ratio of Net Investment Income to
      Average Net Assets                      0.06%       0.37%         1.04%         0.43%       (0.63%)      (1.48%)(annualized)

   Portfolio Turnover Rate                    0.00%       0.00%         0.00%         3.92%        0.00%        0.00% (annualized)

   Number of Shares Outstanding,
     End of Period                           18,659      20,161        20,417        20,775       20,929       18,549

*See accompanying and independent auditor's report.

A description of the policies and procdeures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (collect) 901-682-4613.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge, upon request, by calling (collect) 901-682-4613.



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